Hedging derivatives - Fair value hedges (Details) - Fair value hedges € in Millions, £ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 MXV ( )	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 MXV ( )	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ 474	$ (117)	$ (363)
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ (606)	$ 341	$ 375
Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value								$ 1,797					$ 1,785
Interest rate risk | Loans and receivables | USD
Hedging derivatives
Nominal Value							$ 12	236				$ 18	354
Interest rate risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value								7,583
Interest rate and foreign exchange risk | Loans and receivables | USD
Hedging derivatives
Nominal Value							3	40				4	52
Interest rate and foreign exchange risk | UMS | USD
Hedging derivatives
Nominal Value							67	1,275				67	1,275
Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value						€ 1,069		22,842			€ 840		17,598
Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 58				1,492	£ 3				73
Interest rate and foreign exchange risk | PEMEX Bonds | USD
Hedging derivatives
Nominal Value							$ 39	473				$ 76	969
Interest rate and foreign exchange risk | PEMEX Bonds | Euro
Hedging derivatives
Nominal Value											€ 15		251
Interest rate and foreign exchange risk | PEMEX Bonds | Pound sterling
Hedging derivatives
Nominal Value									£ 30				602
Interest rate and inflation risk | UDIBONDS | UDIS
Hedging derivatives
Nominal Value					825			$ 3,859		825			$ 3,860